UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy L. Domini

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2006

Item 1.

Schedule of Investments.

Domini Social Equity Trust (Equity Trust) (formerly Domini Social Index Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio).  The Equity Trust’s Schedule of Investments is set forth below.

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio).  The European Trust’s Schedule of Investments is set forth below.

Domini Social Equity Trust
Domini European Social Equity Trust

each a series of
Domini Social Trust

Quarterly Holdings Report
October 31, 2006 (Unaudited)

Domini Social Equity Trust

Portfolio of Investments

October 31, 2006 (Unaudited)

Security	Shares	Value
Consumer Discretionary – 13.3%
American Greetings Corporation, Class A	13,100	$313,221
AutoZone, Inc. (a)	12,531	1,403,472
Bandag, Inc.	2,900	127,281
Bed Bath & Beyond (a)	67,100	2,703,459
Best Buy Co., Inc.	95,200	5,259,799
Black & Decker Corp.	17,561	1,473,017
Bright Horizons Family Solutions, Inc. (a)	6,400	245,888
Centex Corporation	28,200	1,474,860
Champion Enterprises, Inc. (a)	19,000	175,940
Charming Shoppes, Inc. (a)	26,300	389,240
Circuit City Stores, Inc.	33,500	903,830
Claire’s Stores, Inc.	22,200	629,370
Cooper Tire and Rubber Company	15,300	164,169
Darden Restaurants, Inc.	34,800	1,458,120
DeVry, Inc. (a)	14,100	343,335
Disney (Walt) Company (The)	493,050	15,511,352
Dollar General Corporation	74,351	1,043,145
Dow Jones & Company	14,800	519,332
eBay Inc. (a)	276,572	8,886,258
Emmis Communications Corporation, Class A (a)	7,660	94,524
Family Dollar Stores Inc.	35,800	1,054,310
Foot Locker, Inc.	36,400	844,116
Gaiam, Inc. (a)	4,100	59,491
Gap Inc.	127,797	2,686,293
Genuine Parts Company	40,700	1,852,664
Harley-Davidson, Inc.	62,300	4,275,649
Harman International Industries, Inc.	15,520	1,588,472
Hartmarx Corporation (a)	8,500	60,435
Home Depot, Inc. (The)	486,044	18,144,023
Horton (D.R.), Inc.	64,733	1,516,694
Interface, Inc., Class A (a)	11,400	165,870
Johnson Controls, Inc.	46,000	3,750,840
KB Home	17,800	799,932
Lee Enterprises, Inc.	10,900	310,977
Leggett & Platt, Incorporated	42,900	1,001,715
Limited Brands	80,530	2,373,219
Consumer Discretionary (Continued)
Liz Claiborne, Inc.	24,500	$1,033,165
Lowe’s Companies, Inc.	359,973	10,849,586
Mattel, Inc.	89,885	2,034,098
McClatchy Newspapers A, Class A	8,600	372,810
McDonald’s Corporation	291,093	12,202,619
McGraw-Hill Companies	83,000	5,326,110
Media General, Inc., Class A	5,600	207,760
Men’s Wearhouse, Inc.	12,650	504,103
Meredith Corporation	9,300	488,250
Modine Manufacturing Company	7,800	185,718
New York Times Company, Class A	34,300	829,031
Newell Rubbermaid, Inc.	64,878	1,867,189
NIKE, Inc., Class B	44,500	4,088,660
Nordstrom, Inc.	54,400	2,575,840
Office Depot (a)	67,300	2,825,927
Omnicom Group, Inc.	40,100	4,068,145
Penney (J.C.) Company, Inc.	52,400	3,942,052
Pep Boys — Manny, Moe & Jack	12,900	182,922
Phillips-Van Heusen Corporation	11,700	535,392
Pulte Homes, Inc.	50,300	1,558,797
Radio One, Inc. (a)	2,300	15,847
RadioShack Corporation	32,300	576,232
Ruby Tuesday, Inc.	14,000	388,500
Scholastic Corporation (a)	5,100	160,242
Scripps (E.W.) Company (The), Class A	19,900	984,254
Snap-On Incorporated	13,850	651,366
Spartan Motors, Inc.	3,100	64,387
Stanley Works	19,300	919,645
Staples, Inc.	172,084	4,438,046
Starbucks Corporation (a)	178,314	6,731,354
Stride Rite Corporation	9,200	135,700
Target Corporation	202,400	11,978,032
Tiffany & Co.	32,800	1,171,616
Timberland Company (The) (a)	12,200	351,970
Time Warner, Inc.	959,220	19,193,992
TJX Companies, Inc.	106,900	3,094,755

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Tribune Company	43,800	$1,459,854
Tupperware Corporation	13,300	282,359
Univision Communications, Inc., Class A (a)	59,800	2,096,588
Valassis Communications Inc. (a)	11,400	171,114
Washington Post Company, Class B	1,300	979,030
Wendy’s International, Inc.	27,300	944,580
Whirlpool Corporation	18,536	1,611,334
		197,683,283
Consumer Staples – 12.0%
Alberto-Culver Company, Class B	17,450	886,635
Avon Products, Inc.	106,143	3,227,809
Campbell Soup Company	54,900	2,052,162
Chiquita Brands International, Inc.	10,000	137,000
Church & Dwight Co., Inc.	15,400	624,778
Clorox Company	35,900	2,317,704
Coca-Cola Company	480,000	22,425,600
Colgate-Palmolive Company	122,000	7,804,340
Costco Wholesale Corporation	110,330	5,889,415
CVS Corporation	193,900	6,084,582
Dean Foods (a)	31,600	1,323,724
Estée Lauder Companies, Inc. (The), Class A	28,000	1,130,920
General Mills Incorporated	83,900	4,767,198
Green Mountain Coffee, Inc. (a)	1,300	51,441
Hain Celestial Group, Inc. (The) (a)	9,500	268,185
Heinz (H.J.) Company	78,793	3,321,913
Hershey Foods Corporation	41,700	2,206,347
Kellogg Company	57,700	2,902,887
Kimberly-Clark Corporation	107,664	7,161,809
Kroger Company	170,700	3,839,043
Longs Drug Stores Corporation	6,600	284,064
Consumer Staples (Continued)
McCormick & Company, Inc.	31,300	$1,170,620
PepsiAmericas, Inc.	14,400	294,480
PepsiCo, Inc.	387,970	24,612,817
Procter & Gamble Company	748,487	47,446,591
Safeway Inc.	105,700	3,103,352
Smucker (J.M.) Company	13,605	666,645
SUPERVALU, Inc.	47,580	1,589,172
Sysco Corporation	146,300	5,117,574
Tootsie Roll Industries, Inc.	6,337	201,390
United Natural Foods, Inc. (a)	10,000	349,000
Walgreen Company	237,559	10,376,577
Whole Foods Market, Inc.	33,400	2,132,256
Wild Oats Markets, Inc. (a)	6,550	117,769
Wrigley (Wm.) Jr. Company	52,000	2,701,400
		178,587,199
Energy – 3.2%
Anadarko Petroleum Corporation	108,470	5,035,177
Apache Corporation	77,124	5,037,740
Cameron International Corp. (a)	26,500	1,327,650
Chesapeake Energy Corp	90,200	2,926,088
Devon Energy Corporation	104,244	6,967,669
EOG Resources, Inc.	57,200	3,805,516
Helmerich & Payne, Inc.	25,000	598,750
Kinder Morgan, Inc.	24,500	2,574,950
National Oilwell Varco, Inc. (a)	41,200	2,488,480
Newfield Exploration (a)	30,600	1,248,174
Noble Energy, Inc.	42,000	2,042,460
Ormat Technologies Inc.	1,800	69,120
Pioneer Natural Resources Company	29,700	1,209,681
Rowan Companies, Inc.	26,200	874,556
Smith International	46,792	1,847,348
Sunoco, Inc.	31,035	2,052,345
Williams Companies, Inc.	140,477	3,431,853

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Security	Shares	Value
Energy (Continued)
XTO Energy Inc.	85,593	$3,993,769
		47,531,326
Financials – 22.6%
AFLAC, Inc.	116,300	5,224,196
Allied Capital Corporation	34,000	1,072,020
AMBAC Financial Group, Inc.	25,200	2,103,948
American Express Company	286,600	16,568,346
AmSouth Bancorporation	81,000	2,447,820
BB&T Corporation	127,100	5,531,392
Capital One Financial Corporation	71,700	5,687,961
Cathay General Bancorp	12,290	423,391
Chicago Mercantile Exchange	8,300	4,158,300
Chittenden Corporation	10,920	322,031
Chubb Corporation	96,200	5,113,030
Cincinnati Financial Corporation	40,417	1,845,036
CIT Group	46,700	2,430,735
Comerica Incorporated	38,100	2,217,039
Edwards (A.G.), Inc.	18,187	1,037,568
Equity Office Properties Trust	82,500	3,506,250
Fannie Mae	228,196	13,522,895
Fifth Third Bancorp	131,711	5,248,683
First Horizon National Corporation	29,500	1,159,940
FirstFed Financial Corp. (a)	4,100	253,257
Franklin Resources, Inc.	39,000	4,444,440
Freddie Mac	162,800	11,231,572
Genl Growth Properties	57,434	2,980,825
Hartford Financial Services Group (The)	71,800	6,258,806
Heartland Financial USA, Inc.	3,000	85,980
Janus Capital Group Inc.	49,126	986,450
KeyCorp	95,000	3,528,300
Lincoln National Corporation	67,859	4,296,153
M&T Bank Corp.	18,490	2,252,267
Maguire Properties Inc.	6,700	286,492
Marsh & McLennan Companies, Inc.	129,600	3,815,424
Financials (Continued)
MBIA, Inc.	32,200	$1,997,044
Medallion Financial Corp.	3,400	40,630
Mellon Financial Corporation	97,200	3,771,360
Merrill Lynch & Co., Inc.	209,061	18,276,113
MGIC Investment Corporation	20,100	1,181,076
Moody’s Corporation	55,800	3,699,540
Morgan (J.P.) Chase & Co.	817,151	38,765,643
National City Corporation	141,700	5,278,325
Northern Trust Corporation	43,500	2,554,320
PNC Financial Services Group	70,000	4,902,100
Popular Inc.	65,896	1,198,648
Principal Financial Group, Inc.	64,000	3,615,360
Progressive Corporation (The)	183,612	4,437,902
ProLogis	57,800	3,657,006
Regions Financial Corp. (New)	107,600	4,083,420
SAFECO Corporation	27,700	1,611,863
Schwab (Charles) Corporation	243,800	4,442,036
SLM Corporation	97,200	4,731,696
Sovereign Bancorp	83,955	2,003,166
St. Paul Travelers Companies, Inc. (The)	162,364	8,301,671
State Street Corporation	78,600	5,048,478
SunTrust Banks, Inc.	86,200	6,808,938
Synovus Financial Corporation	75,450	2,216,721
T. Rowe Price Group, Inc.	62,300	2,947,413
TradeStation Group, Inc. (a)	5,100	79,815
U.S. Bancorp	417,821	14,139,063
UnumProvident Corporation	81,600	1,614,048
Wachovia Corporation	443,974	24,640,557
Wainwright Bank & Trust Co.	1,056	11,690
Washington Mutual, Inc.	227,942	9,641,947
Wells Fargo & Company	792,396	28,756,051

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Security	Shares	Value
Financials (Continued)
Wesco Financial Corporation	300	$143,823
		334,638,010
Health Care – 13.7%
Affymetrix Inc (a)	16,100	410,550
Allergan, Inc.	35,805	4,135,478
Amgen, Inc. (a)	275,753	20,932,410
Bard (C.R.), Inc.	24,600	2,016,216
Bausch & Lomb Incorporated	12,200	653,188
Baxter International, Inc.	153,200	7,042,604
Becton Dickinson and Company	58,200	4,075,746
Biogen Idec Inc. (a)	80,850	3,848,460
Biomet, Inc.	58,200	2,202,288
Boston Scientific Corporation (a)	278,219	4,426,464
CIGNA Corporation	26,100	3,053,178
Cross Country Healthcare, Inc. (a)	5,200	100,672
Dionex Corporation (a)	4,800	261,120
Fisher Scientific International (a)	29,000	2,482,980
Forest Laboratories, Inc. (a)	75,596	3,699,668
Gen-Probe Inc. (a)	12,300	588,801
Genzyme Corporation (a)	61,409	4,145,722
Gilead Sciences (a)	107,800	7,427,420
Health Management Association, Class A	56,900	1,120,930
Hillenbrand Industries, Inc.	14,300	839,124
Humana, Inc. (a)	39,200	2,352,000
IMS Health, Inc.	48,013	1,337,162
Invacare Corporation	7,700	168,091
Invitrogen Corporation (a)	12,200	707,722
Johnson & Johnson	689,537	46,474,793
King Pharmaceuticals Inc. (a)	55,800	933,534
Manor Care, Inc.	17,300	830,227
McKesson HBOC, Inc.	71,120	3,562,401
MedImmune, Inc. (a)	56,900	1,823,076
Medtronic, Inc.	271,034	13,193,935
Merck & Co., Inc.	512,000	23,255,040
Millipore Corporation (a)	12,800	825,984
Molina Healthcare Inc. (a)	2,900	113,767
Mylan Laboratories, Inc.	50,075	1,026,538
Health Care (Continued)
Patterson Companies, Inc. (a)	31,900	$1,047,915
Quest Diagnostics Incorporated	38,200	1,900,068
St. Jude Medical, Inc. (a)	83,800	2,878,530
Stryker Corporation	69,035	3,609,840
Synovis Life Technologies, Inc. (a)	2,600	19,188
Thermo Electron Corporation (a)	37,500	1,607,625
UnitedHealth Group Incorporated	317,782	15,501,406
Waters Corporation (a)	24,400	1,215,120
Watson Pharmaceuticals (a)	24,300	653,913
Zimmer Holdings, Inc. (a)	57,691	4,154,329
		202,655,223
Industrials – 6.8%
3M Company	177,607	14,002,536
Alaska Air Group, Inc. (a)	9,500	381,425
American Power Conversion	39,500	1,194,085
AMR Corporation (a)	50,200	1,422,668
Apogee Enterprises, Inc.	6,700	107,803
Avery Dennison Corporation	22,500	1,420,650
Baldor Electric Company	7,000	224,560
Banta Corporation	5,750	254,610
Brady Corporation, Class A	12,000	444,000
CLARCOR, Inc.	12,400	403,992
Cooper Industries, Inc., Class A	21,800	1,950,010
Cummins, Inc.	12,500	1,587,250
Deere & Company	54,100	4,605,533
Deluxe Corporation	11,200	253,904
Donaldson Company, Inc.	16,900	634,595
Donnelley (R.R.) & Sons Company	51,500	1,743,790
Emerson Electric Company	95,800	8,085,520
Energy Conversion Devices (a)	8,100	297,999
Fastenal Company	28,700	1,154,888
FedEx Corporation	72,300	8,281,241
GATX Corporation	12,200	531,554
Graco, Inc.	16,152	658,356

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Grainger (W.W.), Inc.	17,700	$1,288,206
Granite Construction Incorporated	8,225	428,523
Herman Miller, Inc.	15,000	514,200
HNI Corporation	11,900	535,143
Hubbell Incorporated, Class B	14,460	716,059
Ikon Office Solutions	30,800	459,228
Illinois Tool Works, Inc.	97,900	4,692,347
JetBlue Airways Corporation (a)	38,550	484,188
Kadant Inc. (a)	3,700	101,010
Kansas City Southern Industries, Inc. (a)	17,200	488,308
Kelly Services, Inc.	5,075	146,059
Lawson Products, Inc.	600	29,046
Lincoln Electric Holdings, Inc.	10,100	621,049
Masco Corporation	93,496	2,585,164
Milacron, Inc. (a)	12,633	11,370
Monster Worldwide (a)	29,700	1,203,147
Nordson Corporation	8,000	368,400
Norfolk Southern Corporation	98,000	5,151,860
Pall Corp.	28,600	912,340
Pitney Bowes, Inc.	52,200	2,438,262
Robert Half International, Inc.	40,700	1,487,585
Ryder System, Inc.	14,700	773,955
Smith (A.O.) Corporation	5,200	182,832
Southwest Airlines Co.	187,262	2,814,548
SPX Corporation	13,730	789,750
Standard Register Company	3,200	43,296
Steelcase, Inc.	13,300	220,381
Tennant Company	4,600	127,190
Thomas & Betts Corporation (a)	12,400	638,972
Toro Company	9,700	418,652
Trex Company, Inc. (a)	2,600	68,692
United Parcel Service, Inc., Class B	255,159	19,226,230
YRC Worldwide Inc. (a)	13,180	510,593
		100,117,554
Information Technology – 19.1%
3Com Corporation (a)	93,700	455,382
Adaptec, Inc. (a)	27,400	124,122
ADC Telecommunications (a)	27,828	398,219
Information Technology (Continued)
Adobe Systems Incorporated (a)	136,600	$5,224,950
Advanced Micro Devices, Inc. (a)	115,500	2,456,685
Advent Software, Inc. (a)	4,200	155,484
Analog Devices, Inc.	83,900	2,669,698
Andrew Corporation (a)	38,000	351,880
Apple Computer, Inc. (a)	200,654	16,269,026
Applied Materials, Inc.	329,000	5,721,310
Arrow Electronics, Inc. (a)	29,000	865,650
Autodesk, Inc. (a)	55,100	2,024,925
Automatic Data Processing, Inc.	131,074	6,480,299
BMC Software, Inc. (a)	48,700	1,476,097
CDW Corporation	14,200	932,514
Ceridian Corporation (a)	32,400	763,668
Cisco Systems, Inc. (a)	1,436,858	34,671,384
Coherent, Inc. (a)	7,700	248,171
Compuware Corporation (a)	86,000	691,440
Convergys Corp. (a)	31,900	676,599
Dell Inc. (a)	535,394	13,026,136
Electronic Arts Inc. (a)	72,300	3,823,947
Electronic Data Systems Corporation	122,200	3,095,326
EMC Corporation (a)	539,900	6,613,775
Entegris, Inc. (a)	32,800	367,688
Gerber Scientific, Inc. (a)	5,700	83,277
Hewlett-Packard Company	645,310	24,999,309
Imation Corporation	7,900	361,583
Intel Corporation	1,359,155	29,004,368
Itron, Inc. (a)	6,100	332,084
Lexmark International Group, Inc. (a)	23,400	1,488,006
LSI Logic Corporation (a)	95,000	954,750
Lucent Technologies, Inc. (a)	1,049,192	2,549,537
Merix Corporation (a)	4,750	42,750
Micron Technology, Inc. (a)	167,900	2,426,155
Microsoft Corporation	2,036,210	58,459,589
Molex Incorporated	33,546	1,170,755

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
National Semiconductor Corporation	70,900	$1,722,161
Novell, Inc. (a)	62,500	375,000
Novellus Systems, Inc. (a)	29,300	810,145
Palm Inc. (a)	21,108	324,008
Paychex, Inc.	78,700	3,107,076
Plantronics Inc.	11,000	232,210
Polycom Inc. (a)	21,000	575,400
Qualcomm, Inc.	389,500	14,173,905
Red Hat, Inc. (a)	45,400	743,652
Salesforce.com, Inc. (a)	20,100	784,302
Sapient Corporation (a)	19,800	107,910
Solectron Corporation (a)	217,400	726,116
Sun Microsystems, Inc. (a)	826,300	4,486,809
Symantec Corporation (a)	235,200	4,666,368
Tektronix, Inc.	19,900	604,363
Tellabs, Inc. (a)	105,600	1,113,024
Texas Instruments, Inc.	361,362	10,905,905
Xerox Corporation (a)	225,400	3,831,800
Xilinx, Inc.	80,800	2,061,208
		282,807,900
Materials – 1.8%
Air Products & Chemicals, Inc.	52,400	3,650,708
Airgas, Inc.	16,800	635,208
Aleris International, Inc. (a)	7,500	386,325
Bemis Company, Inc.	24,900	837,138
Cabot Corporation	14,900	589,295
Calgon Carbon Corporation (a)	10,100	46,662
Caraustar Industries, Inc. (a)	7,200	77,976
Chaparral Steel Company	11,200	465,808
Crown Holdings, Inc. (a)	39,900	775,656
Ecolab, Inc.	42,500	1,927,375
Fuller (H.B.) Company	14,200	352,018
Lubrizol Corporation	16,300	733,500
MeadWestvaco Corp.	43,112	1,186,442
Minerals Technologies, Inc.	4,700	259,252
Nucor Corporation	73,193	4,275,203
Praxair, Inc.	76,400	4,603,100
Rock-Tenn Company, Class A	7,800	160,992
Materials (Continued)
Rohm & Haas Company	34,087	$1,766,388
Schnitzer Steel Industries Inc., Class A	5,300	185,288
Sealed Air Corporation	18,800	1,118,976
Sigma-Aldrich Corporation	15,800	1,186,738
Sonoco Products Company	23,545	835,377
Valspar Corporation	24,200	648,318
Wausau-Mosinee Paper Corporation	10,700	145,092
Wellman, Inc.	4,400	16,588
Worthington Industries, Inc.	17,100	295,488
		27,160,911
Telecommunication Services – 6.2%
AT&T Inc.	914,167	31,310,220
BellSouth Corporation	428,279	19,315,383
Citizens Communications Company	75,167	1,101,948
Sprint Corp. - FON Group	704,599	13,168,955
Telephone and Data Systems, Inc.	24,900	1,216,365
Verizon Communications	684,022	25,308,814
		91,421,685
Utilities – 0.9%
AGL Resources, Inc.	18,500	693,750
Cascade Natural Gas Corporation	2,900	74,646
Cleco Corporation	12,200	313,540
Energen Corporation	17,200	736,504
Equitable Resources, Inc.	27,900	1,130,508
IDACORP, Inc.	10,200	402,186
KeySpan Corporation	41,600	1,688,128
MGE Energy, Inc.	5,100	174,420
National Fuel Gas Company	19,100	714,340
NICOR, Inc.	10,300	473,388
NiSource, Inc.	64,847	1,508,990
Northwest Natural Gas Company	6,500	268,905
OGE Energy Corporation	21,600	833,328
Peoples Energy Corporation	9,100	397,579

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Security	Shares	Value
Utilities (Continued)
Pepco Holdings, Inc.	45,300	$1,151,526
Questar Corporation	20,400	1,662,192
Southern Union Company	24,021	664,901
WGL Holdings	11,200	363,440
		13,252,271

Total Investments — 99.6%
(Cost $1,061,841,736)(b)	$1,475,855,362
Other Assets, less liabilities — 0.4%	5,654,147
Net Assets — 100.0%	$1,481,509,509

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,175,232,479. The aggregate gross unrealized appreciation is $358,660,441, and the aggregate gross unrealized depreciation is $58,037,558, resulting in net unrealized appreciation of $300,622,883.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
October 31, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Equity Trust (formerly Domini Social Index Trust) (the ‘‘Equity Trust’’) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) (the ‘‘Trust’’) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Equity Trust intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Equity Trust. The Equity Trust commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Equity Trust’s significant accounting policies.

(A) Valuation of Investments. The Equity Trust values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Equity Trust securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Equity Trust’s Board of Trustees.

(B) Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Equity Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Equity Trust will be taxed on its share of the Equity Trust’s ordinary income and capital gains. It is intended that the Equity Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Subsequent Event. Effective November 30, 2006, the Domini Social Equity Trust will be actively managed and submanaged by Wellington Management Company, LLP.

Domini Social Equity Trust — Notes to Portfolio of Investments  9

Domini European Social Equity Trust

Portfolio of Investments

October 31, 2006 (Unaudited)

Country/Security	Industry	Shares	Value
AUSTRIA – 1.1%
voestalpine AG	Materials	19,426	$916,152
			916,152

BELGIUM – 6.7%
Bekaert SA	Capital Goods	3,299	351,802
Belgacom SA	Telecommunication Services	34,338	1,405,103
Fortis Group	Diversified Financials	49,038	2,058,574
Omega Pharma SA	Health Care Equipment & Services	26,132	1,709,371
			5,524,850

DENMARK – 0.6%
A/S Dampskibssel Torm	Energy	3,260	176,412
Danske Bank A/S	Banks	7,856	329,604
			506,016

FINLAND – 6.6%
Cargotec Corp	Capital Goods	9,182	417,799
Kesko OYJ B shs	Food & Staples Retailing	20,985	991,819
Nokia Oyj	Technology Hardware & Equipment	75,221	1,492,929
Rautaruukki OYJ	Materials	19,261	636,228
Sampo Ins Co Ltd A shs	Insurance	44,692	968,584
Uponor Oyj	Capital Goods	31,066	941,713
			5,449,072

FRANCE – 18.2%
Assurances Generales de France	Insurance	9,344	1,311,884
Air France-KLM	Transportation	17,310	616,633
BNP Paribas	Banks	22,520	2,476,243
Carrefour SA	Food & Staples Retailing	21,542	1,312,618
Ciments Francais SA	Materials	3,576	608,412
CNP Assurances	Insurance	7,311	769,374
Lafarge SA	Materials	10,873	1,461,327
Natexis Banques Populaires	Banks	2,494	689,485
Neopost SA	Technology Hardware & Equipment	5,699	696,841
Cie de Saint-Gobain	Capital Goods	11,102	818,320
Sanofi-Aventis	Pharma, Biotech & Life Sciences	1,262	107,276
Schneider Elec SA	Capital Goods	1,686	175,167
Societe Generale Paris	Banks	12,832	2,132,431
Vivendi SA	Media	51,003	1,931,448
			15,107,459

GERMANY – 11.4%
Beiersdorf	Household & Personal Products	22,971	1,304,697
Celesio AG	Health Care Equipment & Services	28,907	1,490,576
Continental	Automobiles & Components	4,491	502,246
Deutsche Lufthansa Reg	Transportation	47,766	1,101,658
Epcos AG (a)	Technology Hardware & Equipment	21,103	338,841
Fresenius Ag	Health Care Equipment & Services	6,236	1,125,925
Hochtief AG	Capital Goods	7,697	502,992

Domini European Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Country/Security	Industry	Shares	Value
GERMANY (Continued)
Linde AG	Materials	3,975	$394,007
Muenchener Ruechver AG Reg	Insurance	12,873	2,089,625
ProSieben Sat.1	Media	21,065	602,253
			9,452,820

IRELAND – 0.3%
Bank Of Ireland	Banks	11,672	235,233
			235,233

ITALY – 6.9%
Banca Popolare dell’Emilia Romagna Scrl	Banks	63,143	1,490,962
Banca Popolare dell’Emilia Romagna Scrl rts	Banks	63,143	23,372
Banca Popolare dell’Emilia Romagna Scrl rts	Banks	63,143	12,653
Banca Popolare di Verona	Banks	24,241	652,525
Banche Popolari Unite Scrl	Banks	40,539	1,112,452
Benetton Group SpA	Consumer Durables & Apparel	56,546	1,071,040
Fiat SPA (a)	Automobiles & Components	76,275	1,346,400
			5,709,404

NETHERLANDS – 6.2%
Aegon NV	Insurance	43,095	792,612
ING Groep NV	Diversified Financials	59,970	2,656,797
Koninklijke KPN NV	Telecommunication Services	87,899	1,174,628
OCE NV	Technology Hardware & Equipment	32,325	493,859
			5,117,896

NORWAY – 5.2%
DNB Nor ASA	Banks	13,665	178,831
Norsk Hydro ASA (a)	Energy	90,478	2,078,340
Petroleum Geo-Services ASA (a)	Energy	1,689	98,252
Statoil ASA	Energy	50,917	1,286,363
Tandberg ASA	Technology Hardware & Equipment	25,104	289,767
Telenor ASA	Telecommunication Services	23,978	378,497
			4,310,050

SPAIN – 1.3%
Banco Bilbao Vizcaya Argentaria SA	Banks	40,023	958,324
Corp Financiera Alba	Diversified Financials	1,754	111,936
			1,070,260

SWEDEN – 3.7%
Axfood AB	Food & Staples Retailing	31,620	1,037,741
D Carnegie & Co AB	Diversified Financials	4,645	88,765
Nordea Bank AB	Banks	51,572	710,584
Sandvik AB (a)	Capital Goods	9,305	113,713

Domini European Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2006 (Unaudited)

Country/Security	Industry	Shares	Value
SWEDEN (Continued)
Scania AB B shs	Capital Goods	13,804	$945,257
SSAB Svenskt Stal AB Ser A (a)	Materials	7,050	149,857
			3,045,917

SWITZERLAND – 4.0%
Baloise Holding AG	Insurance	5,169	494,522
Novartis AG	Pharma, Biotech & Life Sciences	4,050	245,829
Phonak Holding AG	Health Care Equipment & Services	8,306	530,206
Rieter Holding	Automobiles & Components	2,895	1,372,032
Swatch Group AG	Consumer Durables & Apparel	17,095	683,058
			3,325,647

UNITED KINGDOM – 27.3%
Aggreko PLC	Commercial Services & Supplies	170,621	1,156,857
Alliance & Leicester PLC	Banks	22,678	483,132
Alliance Boots PLC	Food & Staples Retailing	15,165	234,280
Arriva PLC	Transportation	47,675	650,136
Aviva Plc	Insurance	18,069	267,081
Barclays PLC	Banks	177,780	2,398,927
Barratt Developments PLC	Consumer Durables & Apparel	56,469	1,166,396
Bellway PLC	Consumer Durables & Apparel	11,578	297,446
Bradford & Bingley	Banks	57,614	507,665
BT Group PLC	Telecommunication Services	171,143	908,243
Firstgroup PLC	Transportation	127,051	1,301,854
GlaxoSmithKline Plc	Pharma, Biotech & Life Sciences	81,148	2,166,773
HBOS PLC	Banks	18,237	378,086
HSBC Holdings PLC	Banks	20,843	395,143
Inchcape plc	Retailing	21,282	210,155
Man Group PLC (a)	Diversified Financials	147,075	1,368,883
Marks & Spencer PLC	Retailing	58,277	729,692
National Grid PLC	Utilities	161,230	2,060,290
Next PLC	Retailing	26,289	942,626
Northern Rock PLC	Banks	8,586	196,017
Royal Bank of Scotland Group PLC	Banks	52,356	1,865,310
Scottish Power Plc	Utilities	82,826	1,032,333
Taylor Woodrow PLC	Consumer Durables & Apparel	78,802	546,698
George Wimpey PLC	Consumer Durables & Apparel	132,306	1,327,312
			22,591,335
Total Investments – 99.5% (Cost $71,980,107)(b)			82,362,111
Other Assets, less liabilities – 0.5%			418,817
Net Assets – 100.0%			$82,780,928

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $72,009,457. The aggregate gross unrealized appreciation is $11,077,644, and the aggregate gross unrealized depreciation is $724,990, resulting in net unrealized appreciation of $10,352,654.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI EUROPEAN SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the European Trust. The European Trust was designated as a series of the Domini Social Trust on August 1, 2005 and commenced operations on October 3, 2005. The European Trust invests primarily in stocks of European companies that meet a comprehensive set of social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the European Trust’s significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national or international securities exchanges are valued at the last sale price reported by the security’s primary exchange, or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures by or at the direction of the European Trust’s Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the European Trust’s Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The European Trust does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the European Trust purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date.

(D) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The European Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the European Trust will be taxed on its share of the European Trust’s ordinary income and capital gains. It is intended that the European Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

14  Domini European Social Equity Trust — Notes to Portfolio of Investments

Each Trust’s Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of each Trust’s investors. For more information regarding the Trusts and their holdings, please see the Trusts’ most recent Registration Statement and Annual Report.

Item 2.   Controls and Procedures.

(a)

Within 90 days prior to the filing of this report on Form N-Q, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness.  Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By: /s/ Amy L. Domini

Amy L. Domini

President

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini

Amy L. Domini

President (Principal Executive Officer)

Date: December 28, 2006

By: /s/ Carole M. Laible

Carole M. Laible

Treasurer (Principal Financial Officer)

Date: December 28, 2006